Other investments	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other investments

8.	Other investments

	2025	2024
	USD	USD

Financial assets at fair value through profit or loss
Unquoted shares
As at 1 April	-	28,768
Disposal during year	-	(28,748)

	-	20
Exchange difference	-	(20)

	-	-

Investment in unquoted shares of the Group is measured at fair value through profit or loss.